File No. 33-81396
                                                                        811-8614
--------------------------------------------------------------------------------
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 2 549
                              --------------------


                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]
                          Pre-Effective Amendment No.                 [ ]
                        Post-Effective Amendment No. 5                [x]

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                         [ ]
                               Amendment No. 6                        [x]


                            BRANDES INVESTMENT TRUST
                      (formerly Brandes International Fund)
               (Exact name of registrant as specified in charter)

12750 High Bluff Drive, Suite 420
         San Diego, CA                                                    92130
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number (including area code): (619) 755-0239

                               Charles H. Brandes
                        Brandes Investment Partners, L.P.
                        12750 High Bluff Drive, Suite 420
                               San Diego, CA 92130
               (Name and address of agent for service of process)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

--------------------------------------------------------------------------------
================================================================================

It is proposed that this filing will become effective (check appropriate box)

     [x]       immediately upon filing pursuant to paragraph (b)
     [ ]       on (date)  pursuant to paragraph (b)
     [ ]       60 days after filing  pursuant to paragraph  (a)(i)
     [ ]       on (date) pursuant to paragraph (a)(i)
     [ ]       75 days after  filing  pursuant to  paragraph  (a)(ii)
     [ ]       on (date)  pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
================================================================================

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of beneficial interest, $.001 par value.


         Registrant filed its 24f-2 Notice on December 30, 1996.

                           BRANDES INTERNATIONAL FUND
                             12750 High Bluff Drive
                               San Diego, CA 92130
                                 (619) 755-0239



     BRANDES INVESTMENT TRUST (the "Trust") is a mutual fund consisting of two separate series, including the Brandes International Fund (the "Fund") described in this prospectus. The Fund seeks to achieve long-term capital appreciation by investing principally in equity securities of foreign issuers. The Fund invests primarily in equity securities of companies with market capitalizations greater than $1 billion. Brandes Investment Partners, L.P. (the "Advisor") serves as investment advisor to the Trust.

     The Fund offers two separate classes of shares: Class A Shares, offered at their net asset value plus a sales charge of 4.75%, or less, depending on the amount invested; and Class C Shares, offered at their net asset value without a sales charge, but subject to a 1.00% contingent deferred sales charge upon certain early redemptions. Both classes of shares also pay distribution and service fees. See "Purchases" and "Redeeming Shares" at pages 12 and 18, respectively.

     The Fund is not insured or guaranteed by the U.S. Government or any U.S. Government agency and is subject to investment risk, including possible loss of principal.

     The Board of Trustees of the Trust has approved tax-free reorganization of the Fund into the Northstar International Value Fund, subject to approval of the shareholders of the Fund. See page 2.

     This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated February 28, 1997, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge by calling the number listed above or upon written request to the Fund at the address given above.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                       Prospectus dated February 28, 1997

                                TABLE OF CONTENTS

     Expense Table.......................................................      3
     Financial Highlights................................................      4
     Investment Objective, Policies and Risks............................      5
     Other Securities and Investment Techniques and Risks................      8
     Investment Restrictions.............................................     11
     Organization and Management.........................................     11
     Purchases...........................................................     12
     Shareholder Services................................................     16
     Redeeming Shares....................................................     17
     Distribution Plan...................................................     19
     Shareholder Service Plan............................................     20
     Dividends, Distributions and Tax Status.............................     20
     Performance Information.............................................     21
     General Information.................................................     22

     BRANDES INVESTMENT TRUST (the "Trust") is a diversified registered open-end management investment company or mutual fund. The Trust consists of two separate Funds, including the Brandes International Fund (the "Fund") described in this prospectus. The investment objective of the Fund is long-term capital appreciation. The Fund offers two separate classes of shares. Class A Shares of the Fund are offered to investors at their net asset value plus a sales charge of 4.75% or less, depending upon the amount invested. Class C Shares of the Fund are offered to investors at their net asset value without an initial sales charge, but are subject to a 1.00% contingent deferred sales charge upon certain early redemptions. Both classes of shares also pay distribution and service fees. See "Purchases" and "Redeeming Shares" at pages 12 and 17, respectively. The minimum initial investment is $2,500 ($1,000 and $100, respectively, for retirement plans and automatic purchase arrangements). The minimum subsequent investment is $100.

     Like all equity investments, an investment in the Fund involves certain risks. The value of the Fund's shares will fluctuate with market conditions, and an investor's shares when redeemed may be worth more or less than their original cost. International investing, especially in small capitalization companies, also is subject to certain additional risks, which are described on page 5. The Fund may invest in certain options and stock index futures transactions, which may be regarded as transactions in derivative securities that involve special risks. These transactions and the related risks are described under "Options" and "Stock Index Futures" at pages 9 and 10 of the prospectus.

Proposed Reorganization
      The Board of Trustees of the Trust has approved a proposed tax-free reorganization ("Proposed Reorganization") of the Fund into the Northstar International Value Fund ("Northstar International Value Fund"). The Northstar International Value Fund is a newly organized series of the Northstar Trust, a registered investment company, with investment objectives and policies substantially similar to those of the Fund. Upon the completion of the Proposed Reorganization, the Class A and C shareholders of the Fund will become shareholders of Class A and Class C shares of the Northstar International Value Fund, respectively. Northstar will serve as advisor to the Northstar International Value Fund, and Brandes Investment Partners, L.P. will serve as sub-advisor and will manage the investment portfolio of the Northstar International Value Fund. Consummation of the Proposed Reorganization is subject to the approval of the Proposed Reorganization by the shareholders of the Fund. Further details will be provided to the shareholders in a proxy statement which will be distributed in connection with a special shareholders meeting to consider the Proposed Reorganization which is currently anticipated to be held no later than April, 1997.

                                  EXPENSE TABLE

     Expenses are among several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investor in the Fund. The expenses of the Fund are based on its actual expenses for the fiscal year ended October 31, 1996. Actual expenses in the future may be more or less than those shown.

                                                                      Class A Shares      Class C Shares
                                                                      --------------      --------------
Shareholder Transaction Expenses
Maximum sales charge on purchases (as % of offering price)                 4.75%               None
Sales charge on reinvested dividends                                       None                None
Maximum contingent deferred sales charge
     (as % of redemption proceeds)                                         None1               1.00%
Redemption fee2                                                            None                None

Total Annual Fund Operating Expenses
     (as a percentage of average net assets)
Management fees                                                            1.00%               1.00%
12b-1 expenses                                                             0.25%               0.75%
Other expenses:
     Shareholder service fees                                              0.10%               0.25%
     Other expenses (after reimbursement)3                                 0.50%               0.50%
                                                                           ----                ----
Total operating expenses (after reimbursement)3                            1.85%               2.50%
                                                                           ====                ====

1 Although purchases of $1 million or more are not subject to an initial sales charge, a contingent deferred sales charge of 1.00% applies on certain redemptions made within 12 months of purchase. See "Purchases-Contingent Deferred Sales Charge on Redemptions of Class A Shares."
2 A $7 charge is deducted on redemptions paid by wire transfer. See "Redeeming Shares-Redemption Payments."
3 The Advisor has voluntarily agreed to reimburse the Fund through at least October 31, 1997 to ensure that the Fund's total operating expenses will not exceed the percentages set forth above. Shareholders will receive 30 days notice prior to any change in this policy. In the absence of this reimbursement, "Other expenses" of Class A Shares and Class C Shares of the Fund would have been 1.47% and 1.71%, respectively, for the fiscal year ended October 31, 1996, and "Total operating expenses" of the Class A Shares and Class C Shares of the Fund would have been 2.82% and 3.71%, respectively. To the extent that the Advisor reimburses the Fund, the Fund will repay the Advisor during the following three years when operating expenses (before reimbursement) are less than the expense limitation. Thus, overall operating expenses in the future may not fall below the expense limitation until the Advisor has been fully repaid for any of its reimbursements to the Fund; see "Operating Expenses; Expense Limitation," page 11.

     For more information regarding costs and expenses, see "Organization and Management," page 11. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. See "Distribution Plan," page 19.

Example of Effect of Fund Expenses
     An investor would directly or indirectly pay the following expenses on a $1,000 investment in the Fund over the following periods, assuming a 5% annual return:

                                                                    One        Three      Five      Ten
                                                                    Year       Years      Years     Years
                                                                    ----       -----      -----     -----
Class A Shares                                                      $65        $103       $143      $254
Class C Shares
     Assuming complete redemption at the end of the period,
     with contingent deferred sales charge (first year only)        $36        $78        $133       $284
     Assuming no redemption                                         $25        $78        $133       $284

     The Example shown on the previous page should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. In addition, although federal regulations require the use of an assumed 5% annual return in preparing the Example, the Fund's actual return may be higher or lower. See "Organization and Management."

                              FINANCIAL HIGHLIGHTS


                 (For a share of the Brandes International Fund
                       outstanding throughout the period)

     The following information regarding the Fund has been audited by Ernst & Young LLP, independent accountants, whose unqualified report covering the fiscal period ended October 31, 1996 is included in the Statement of Additional Information. This information should be read in conjunction with the financial statements and accompanying notes thereto which also appear in the Statement of Additional Information. Further information about the Fund's performance is included in the annual report to shareholders for the fiscal period ended October 31, 1996, which may be obtained without charge by writing or calling the Fund at the address or telephone number on the cover page.

                                                      Class A                          Class C
                                           ------------------------------   ------------------------------
                                           Nov. 1, 1995    March 6, 1995*   Nov. 1, 1995    March 6, 1995*
                                              through          through         through          through
                                           Oct. 31, 1996    Oct. 31, 1995   Oct. 31, 1996    Oct. 31, 1995
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....     $13.26           $12.50          $13.22           $12.50
Income from investment operations:
   Net investment income**  .............        .23              .15             .09              .10
   Net unrealized appreciation
      (depreciation) on investments**....        .39             (.45)            .49             (.39)
   Net realized and unrealized
      gain (loss) on investments***......        .99             1.06             .92             1.01
Total from investment operations ........       1.61              .76            1.50              .72
                                             -------           ------         -------           ------
Distributions paid from net
   investment income ....................       (.06)             -0-            (.04)             -0-
                                             -------           ------         -------           ------

Net Asset Value, End of Period...........     $14.81           $13.26          $14.68           $13.22
                                             =======           ======         =======           ======

Total return (sales load not included)...       6.09%            9.39%+          5.46%            8.89%+

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...    $16,777           $5,188         $14,530           $5,749
Ratio of expenses to average net assets:
   Before expense reimbursement..........       2.82%            7.93%+          3.71%            8.58%+
   After expense reimbursement...........       1.85%            1.85%+          2.50%            2.50%+
Ratio of net investment income
   (loss) to average net assets:
   Before expense reimbursement..........       0.56%           (4.41)%+        (0.60)%          (4.95)%+
   After expense reimbursement..........        1.52%            1.67%+          0.62%            1.13%+

Portfolio turnover rate..................      74.00%            0.00%          74.00%            0.00%

Average commission rate paid per share...    $ 0.0314             --           $ 0.0314            --

*Commencement of operations.
**Calculated based on average shares outstanding.
***The amount shown in this caption for a share outstanding throughout the period does not correspond with the change in realized gains and losses in the portfolio securities for the period because of the timing of sales and repurchases of portfolio shares in relation to fluctuating market values for the portfolio.
+Annualized.

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS


     The Brandes International Fund has the investment objective of long-term capital appreciation. The Fund seeks to achieve its objective by investing principally in equity securities of foreign issuers. No assurance can be given that the Fund will achieve its investment objective. Brandes Investment Partners, L.P. serves as investment advisor to the Fund.


International Investing

     During the past decade, there has been significant growth in foreign capital markets. Because of this growth, nearly two-thirds of the world's equity value is located outside of the United States. Accordingly, the Advisor believes that significant investment opportunities exist throughout the world.


     The Fund normally invests at least 65% of its total assets in equity securities of foreign issuers with market capitalizations greater than $1 billion. However, the Fund may invest up to 25% of its total assets in small capitalization companies, i.e., those with market capitalizations of $1 billion or less. (Small capitalization companies are generally subject to greater risks than companies with larger capitalizations, as discussed below.)


     Small capitalization companies have historically offered greater growth potential than larger ones, but they are often overlooked by investors. However, small capitalization companies often have limited product lines, markets or financial resources and may be dependent on one person or a few key persons for management. The securities of such companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects. Because the Fund applies a U.S. size standard on a global basis, it may invest in issuers which might, in some countries, rank among the largest companies in terms of capitalization.


     Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers located in at least three countries other than the United States. Countries in which the Fund may invest include, but are not limited to, the nations of Western Europe, North and South America, Australia and Asia. Equity securities include common stocks, preferred stocks and securities convertible into common stocks. It is anticipated that securities generally will be purchased in the form of common stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). ADRs, EDRs and GDRs, which may be sponsored or unsponsored, are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. The issuers of securities underlying unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, accordingly, there may not be a correlation between such information and the market value of the Depositary Receipts.

     In seeking out foreign securities for purchase, the Advisor does not attempt to match the security allocations of foreign stock market indices. Therefore, the Fund's country weightings may differ significantly from country weightings found in published foreign stock indices. For example, the Advisor may choose not to invest the Fund's assets in a country whose stock market, at any given time, may comprise a large portion of a published foreign stock market index. At the same time, the Advisor may invest the Fund's assets in countries whose representation in such an index may be small or non-existent. The Advisor selects stocks for the Fund based on their individual merits and not necessarily on their geographic locations.

     The Advisor will apply the principles of value investing in the analysis and selection of securities of foreign companies for the Fund's investment portfolio.


Value Investing

     The Advisor is committed to the use of the Graham and Dodd Value Investing approach as introduced in the classic book Security Analysis. Utilizing this philosophy, the Advisor views stocks as parts of businesses which are for sale. It seeks to purchase a diversified group of these businesses at prices its research indicates are well below their true long-term, or intrinsic, value. By purchasing stocks whose current prices are believed to be considerably below their intrinsic value, the Advisor believes it can buy not only a possible margin of safety against price declines, but also an attractive opportunity for profit over the business cycle.

     In estimating a company's true long-term value, the Advisor uses sources of information such as company reports, filings with the Securities and Exchange Commission (the "SEC"), computer databases, industry publications, general and business publications, brokerage firm research reports, and interviews with company management. The Advisor's analysis is focused on fundamental characteristics of a company, including, but not limited to, book value, cash flow and capital structure, as well as management's record and broad industry issues. Once the intrinsic value of a company is estimated, this value is compared to the price of the stock. If the price is substantially lower than the estimated intrinsic value, the stock may be purchased. The Advisor believes that the margin between current price and estimated intrinsic value should provide a margin of safety against price declines. In addition, over a business cycle of three to five years, the Advisor believes the market should begin to recognize the company's value and drive its price up toward its intrinsic value. As a result, the investor could realize profits. Of course, there can be no assurance that companies selected using the value investing approach will generate profits or that the Advisor's assessment of intrinsic value will be correct.

Risks of International Investing

     Investments in foreign securities involve special risks. These include currency fluctuations, a risk which was not addressed by Graham and Dodd, whose work focused on U.S. stocks. The Advisor has applied the value method of stock selection to foreign securities. By looking outside the U.S. for investment opportunities, the Advisor believes that the likelihood of finding undervalued companies is increased. The Advisor does not believe that currency fluctuation, over the long term, on a group of broadly diversified companies, representing a number of currencies and countries, significantly affects portfolio performance. In having this ability to search world-wide for undervalued companies, rather than being limited to searching only among U.S. stocks, the Advisor believes that over the long term the benefits of strict value investing apply just as well with an added currency risk as they would without such risk.


     There are additional risks in international investing, including political or economic instability in the country of issue and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in U.S. markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Fund. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. These factors could make foreign investments, especially those in developing countries, more volatile. All of the above issues should be considered before investing in the Fund.


Emerging Markets and Related Risks


     The Fund may invest up to 25% of its assets in securities of companies located in countries with emerging securities markets. Emerging markets are the capital markets of any country that in the opinion of the Advisor is generally considered a developing country by the international financial community.
Currently, these markets include, but are not limited to, the markets of Argentina, Brazil, Chile, China, Colombia, Czech Republic, Greece, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Portugal, Slovak Republic, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and countries that comprise the former Soviet Union. As opportunities to invest in other emerging markets countries develop, the Fund expects to expand and diversify further the countries in which it invests.

     Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.


     Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.


     Emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets which the Fund desires to invest in emerging markets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.

              OTHER SECURITIES AND INVESTMENT TECHNIQUES AND RISKS

Short-Term Investments


     At times the Fund may invest in short-term cash equivalent securities either for temporary, defensive purposes, or as part of its overall investment strategy. These securities consist of high quality debt obligations maturing in one year or less from the date of purchase, such as U.S. Government securities, certificates of deposit, bankers' acceptances and commercial paper. High quality means the obligations have been rated at least A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investor's Service, Inc. ("Moody's"), have an outstanding issue of debt securities rated at least AA by S&P or Aa by Moody's, or are of comparable quality in the opinion of the Advisor.

Repurchase Agreements

     Short-term investments also include repurchase agreements with respect to the high quality debt obligations listed above. A repurchase agreement is a transaction in which the Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities. The majority of these transactions run from day to day and not more than seven days from the original purchase. The Fund's risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date; in the event of bankruptcy or the default by the seller, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest. The Advisor will also consider the credit-worthiness of any bank or broker-dealer involved in repurchase agreements under procedures adopted by the Trust's Board of Trustees.

U.S. Government Securities

     The Fund may invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association, and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

When-Issued Securities

     The Fund may  purchase  securities  on a  when-issued  or  delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. No interest accrues to the purchaser during the period before delivery. There is a risk in these transactions that the value of the securities at settlement may be more or less than the agreed upon price, or that the party with which the Fund enters into such a transaction may not perform its commitment. The Fund will segregate liquid assets, such as cash, U.S. Government securities and other liquid debt or equity securities in an amount sufficient to meet its payment obligations with respect to these transactions.

Securities Lending

     The Fund may lend its securities in an amount not exceeding 30% of its assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, such securities lending will be made only when, in the opinion of the Advisor, the income to be earned from the loans justifies the attendant risks. Loans are subject to termination at the option of the Fund or the borrower.

Options

     The Fund may write (sell) covered call options on individual securities and on stock indices and engage in related closing transactions. A covered call option on a security is an agreement by the writer of the option, in exchange for a premium, to sell a particular portfolio security if the option is exercised at a specified price before a set date. An option on a stock index gives the option holder the right to receive, upon exercising the option, a cash settlement amount based on the difference between the exercise price and the value of the underlying stock index. Risks associated with writing covered options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. The Fund may also purchase call options in closing transactions, to terminate option positions written by the Fund. There is no assurance of liquidity in the secondary market for purposes of closing out covered call option positions.

     The Fund may purchase put and call options with respect to securities which are eligible for purchase by the Fund and with respect to various stock indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities the Fund intends to buy. A put option on a security is an agreement by the writer of the option, in exchange for a premium, to purchase the security from the Fund, if the option is exercised, at a specified price before a set date. The Fund may also sell put and call options in closing transactions.

     Special risks are associated with the use of options. There can be no guarantee of a correlation between price movements in the option and in the underlying securities or index. A lack of correlation could result in a loss on both the Fund's portfolio holdings and the option so that the Fund's return might have been better had the option not been purchased or sold. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out an option position. The Fund may purchase a put or call option only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of the Fund's total assets.

Stock Index Futures

     The Fund may buy and sell stock index futures contracts for bona fide hedging purposes, e.g., in order to hedge against changes in prices of the Fund's securities. No more than 25% of a Fund's assets will be hedged.

     A stock index futures contract is an agreement pursuant to which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made, but profits and losses resulting from changes in the market value of the contract are settled daily. If the Advisor expected general stock market prices to rise, it might purchase a stock index futures contract as a hedge against an increase in prices of particular equity securities it wanted ultimately to buy. If in fact the stock index did rise, the price of the equity securities intended to be purchased might also increase, but that increase would be offset in part by the increase in the value of the Fund's futures contract resulting from the increase in the index. On the other hand, if the Advisor expected general stock market prices to decline, it might sell a futures contract on the index. If that index did in fact decline, the value of some or all of the equity securities held by the Fund might also be expected to decline, but that decrease would be offset in part by the increase in the value of the futures contract.

     There is no assurance that it will be possible at any particular time to close a futures position. In the event that the Fund could not close a futures position and the value of the position declined, the Fund would be required to continue to make daily cash payments to the other party to the contract to offset the decline in value of the position. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Successful use of futures contracts is subject to the Advisor's ability to predict correctly movements in the direction of interest rates, market prices and other factors affecting the value of securities.

Illiquid and Restricted Securities; Short Sales Against the Box

     The Fund may invest up to 5% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities which may be subject to legal restrictions on resale (so-called "restricted securities") other than Rule 144A securities noted below; (iii) repurchase agreements having more than seven days to maturity; and (iv) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days). Illiquid securities do not include those which meet the requirements of Securities Act Rule 144A and which the Trustees have determined to be liquid based on the applicable trading markets. The Fund is also permitted to engage in short sales "against the box." Such short sales are a method of locking in unrealized capital gains without current recognition of such gains.

                             INVESTMENT RESTRICTIONS


     The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objectives, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.


                           ORGANIZATION AND MANAGEMENT

     The Trust is organized as a Delaware business trust, and is registered as an open-end diversified management investment company. The Trust's Board of Trustees decides on matters of general policy and reviews the activities of the Advisor, Distributor and Administrator. The Trust's officers conduct and supervise its daily business operations.


The Advisor

     The Advisor is a limited partnership organized in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc., which was founded in 1974. The Advisor currently manages over $9 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals. Charles H. Brandes, who owns a controlling interest in Brandes Investment Partners, Inc., serves as a Trustee of the Trust. The Advisor's offices are located at 12750 High Bluff Drive, San Diego, California 92130.

     Management Fee. Subject to the direction and control of the Trustees, the Advisor formulates and implements an investment program for the Fund, including determining which securities should be bought and sold. The Advisor also provides certain officers for the Trust. For its services, the Advisor receives a fee, accrued daily and paid monthly at the annual rate of 1.00% of average net assets.

         Managers  of the  Fund.  The  Fund  is  team-managed  by the  Advisor's
Investment Committee, whose members are firm principals and/or portfolio managers. Current members of the Investment Committee are Charles H. Brandes, CFA; Walter J. Brown, CFA; Jeffrey A. Busby, CFA; Glenn R. Carlson, CFA; Douglas
C. Edman; Robert J. Gallagher; Ann W. Humphreville; Marnelle A. Marchese, CFA; Jeffrey R. Meyer, CFA; William A. Pickering, CFA; Ann M. Priebe; and Brent V. Woods, J.D.

Operating Expenses; Expense Limitation

     The Fund is responsible for paying its operating expenses, including, but not limited to, management and administrative fees, legal and auditing fees, fees and expenses of its custodian, accounting services and shareholder servicing agents, 12b-1 and shareholder servicing fees, Trustees' fees, the cost of communicating with shareholders and registration fees. The Advisor has voluntarily agreed through at least October 31, 1997 to limit the Fund's operating expenses to 1.85% of average net assets in the case of Class A Shares and 2.50% of average net assets in the case of Class C Shares. Any such reductions made by the Advisor in its fees or reimbursement of expenses with respect to the Fund are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement while remaining within the expense limitation. Shareholders will receive 30 days prior notice in the event the Advisor determines not to maintain this voluntary limit in the future.

Portfolio Transactions and Brokerage

     The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. These factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of shares of the Fund as a factor in selecting broker-dealers for the Fund's portfolio transactions. The Advisor does not expect the portfolio turnover rate of the Fund to exceed, under normal conditions, 50% per year.

The Administrator

     Investment Company Administration Corporation (the "Administrator"), pursuant to administration agreements with the Trust, supervises the overall administration of the Fund including, among other responsibilities, the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations, arranging for the maintenance of books and records of the Fund, and supervision of other organizations that provide services to the Fund. Certain officers of the Trust may be provided by the Administrator. For its services, the Administrator receives a fee from the Trust at the annual rate of 0.10% of average net assets, subject to a minimum of $60,000 per year.

                                    PURCHASES

General

     Class A Shares of the Fund are offered to investors continuously, subject to an initial sales charge. Class C Shares of the Fund are sold without an initial sales charge but are subject to higher ongoing expenses than Class A Shares and a contingent deferred sales charge payable upon certain redemptions. The Fund's Distributor is Worldwide Value Distributors, L.L.C., an affiliate of the Advisor.

     In deciding whether to purchase Class A Shares or Class C Shares, an investor should consider which class best suits the investor's individual circumstances; i.e., whether it is more advantageous to incur an initial sales charge and lower annual fees, or to have the entire purchase price invested in shares of the Fund with the investment thereafter being subject to a contingent deferred sales charge for a period of one year from the date of purchase, as well as higher annual fees. For example, an investor who is making a large investment may prefer to purchase Class A Shares, because the investment may qualify for a reduced sales charge, and reduced sales charges are not applicable in the case of purchases of Class C Shares. Moreover, all Class A Shares are subject to lower distribution and shareholder service fees and, accordingly, may pay correspondingly higher dividends on a per share basis than Class C Shares. Even if an investment will not qualify for reduced initial sales charges, a purchaser may prefer Class A Shares if the Shares will be held for an extended period of time, because, depending on the number of years the investment is held, the accumulated continuing distribution and shareholder service charges on Class C Shares would eventually exceed the initial sales charge plus the lower continuing distribution and shareholder service charges on Class A Shares during the life of the investment. However, because initial sales charges are deducted from Class A Shares at the time of purchase, an investor would not have all of the purchase payment for Class A Shares invested initially. See "Distribution Plan" at page 19. Shares of Distributor (a "selected dealer") or directly from the Fund's transfer agent, Rodney Square Management Corporation (the "Transfer Agent"), acting as agent for a selected dealer. The Trust and the Distributor reserve the right to refuse any order for the purchase of shares.

Purchases through a Securities Dealer

     An investor may place an order for shares of the Fund with a selected dealer. If the dealer receives the order prior to the time the Fund calculates its net asset value and forwards it to the Fund on the same day, the order will be confirmed at the offering price (determined as described below) calculated on that day. If the order is received by the selected dealer after the time the net asset value is calculated, or if it is not forwarded on the same day, the order will be confirmed at the offering price calculated on the following business day. It is the responsibility of the dealer to transmit the order and payment promptly to the Fund. The Trust and the Distributor may cancel an order for which payment is not received from a selected dealer by the third business day following the order. An order placed with a selected dealer may be subject to postage and handling charges imposed by the dealer.

Purchases through the Transfer Agent

     An investor who wishes to purchase shares of the Fund directly from the Transfer Agent may do so by completing the Application Form (included with this prospectus, or available from the Transfer Agent or a selected dealer) and mailing it to the Transfer Agent at the address shown on the Application Form. Payment may be made by a negotiable check in U.S. dollars that accompanies the Application Form, or it may be made by a wire transfer of funds, as described below. Payments made by check will be invested at the net asset value determined on the day the check is received by the Transfer Agent. Subsequent investments may be made by mailing a check, together with the investment form from a recent account statement. Subsequent investments may also be made by wire, as described below.

Payment by Wire

     For payment by wire of an initial investment in the Fund, the investor should first call the Transfer Agent at (800) 543-7518 between the hours of 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange is open for trading in order to receive an account number. The Transfer Agent will request the investor's name, address, tax identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to: RSMC, c/o Wilmington Trust Company, Wilmington, Delaware, ABA # 0311-0009-2, DDA #2670-3514, for credit to Brandes International Fund, for further credit to [Investor's name and account number]. The investor should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. If the funds are received by the Transfer Agent prior to the time that the Fund's net asset value is calculated, the funds will be invested on that day; otherwise, they will be invested on the next business day at the next calculated net asset value. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and mail the Form promptly to the Transfer Agent.


     To make a subsequent purchase by wire, the investor should call the Transfer Agent at (800) 543-7518 before the wire is sent. Failure to do so may cause the purchase to be delayed indefinitely. The investor should wire funds to the Transfer Agent, care of Wilmington Trust Company, in the manner described above, including the name of the Fund and the investor's account number with the wire.

Share Certificates

     Shares are credited to an investor's account, and certificates are not issued unless specifically requested. This eliminates the costly problem of lost or destroyed certificates.

Investment Minimums


     The minimum initial investment in the Fund is $2,500. For retirement plan investments and custodial accounts under the Uniform Gifts or Transfers to Minors Act the minimum is $1,000. The minimum is reduced to $100 for purchases through the Automatic Investment plan or to $100 for purchases by retirement plans through payroll deductions. The minimum for additional investments is $100.

Purchasing with Securities

     In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of securities, provided that any such securities are consistent with the Fund's investment objective and policies, are acquired for investment and not for resale, are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing, and that such a purchase has been approved by the Advisor.

Net Asset Value

     To determine the net asset value per share of a class of shares of the Fund, the current value of the Fund's total assets, less all liabilities, is divided by the total number of shares of that class outstanding, and the result is rounded to the nearer cent. The Fund values its investments on the basis of their market value. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair value. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.

     The Fund will calculate its net asset value once daily at the close of public trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on days that the Exchange is open for trading, except on days on which no orders to purchase, sell or redeem shares have been received by the Fund. The New York Stock Exchange is closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Class A Shares

     Sales Charges. The public offering price per Class A Share is equal to the net asset value per share, plus a sales charge, which is reduced on purchases involving amounts of $50,000 or more, as set forth in the table below. The reduced sales charges apply to quantity purchases made at one time by (i) an individual, (ii) members of a family (i.e., an individual, spouse and children under age 21), or (iii) a trustee or fiduciary of a single trust estate or a single fiduciary account.

                                                 Sales Charge as % of           Dealer Commission
                                           ------------------------------
Amount of purchase                         Offering            Net amount            as % of
at offering price                            price              invested         Offering Price
------------------                         --------            ----------        --------------
Less than $50,000                            4.75%                4.99%               4.25%
$50,000 up to $99,999                        4.50%                4.71%               4.00%
$100,000 up to $249,999                      3.50%                3.62%               3.00%
$250,000 up to $499,999                      2.50%                2.56%               2.00%
$500,000 up to $999,999                      2.00%                2.04%               1.50%
$1,000,000 or more                           None                 None             (See below)

14

     Although no initial sales charge applies on purchases of $1 million or more of the Class A Shares, a contingent deferred sales charge of 1.00% will be imposed on certain redemptions within one year of the purchase of $1 million or more. The Distributor may pay commissions to dealers who initiate and are responsible for purchases of $1 million or more.


     Net Asset Value Purchases. The Trust may sell Class A Shares of the Fund at net asset value to (1) current or retired trustees, directors, officers and employees of the Trust, the Distributor and the Advisor, certain family members of these persons, and trusts or plans primarily for such persons; (2) current or retired registered representatives or full-time employees and their spouses and minor children of dealers having selling group agreements with the Distributor and plans for such persons; (3) companies or other entities exchanging securities with the Fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans (or the trusts which fund them) of organizations with retirement plan assets of $5 million or more, including, but not limited to, those defined in sections 401(k), 401(a), 403(b) or 457 of the Internal Revenue Code (the "Code"), and "rabbi trusts;" (5) participants in certain pension, profit-sharing or employee benefit plans that are sponsored by the Distributor and its affiliates; (6) investment advisers or financial planners or their clients, who may clear transactions through a broker-dealer, bank or trust company which may maintain an omnibus account with the Transfer Agent (each of which may impose fees with respect to such transactions or accounts); and (7) such other persons as are determined by the Board of Trustees (or by the Distributor pursuant to guidelines established by the Board) to have acquired shares under circumstances not involving any sales expenses to the Trust or the Distributor. In addition, Class A Shares may be sold at net asset value to shareholders and former shareholders of another mutual fund which has a sales charge, so long as shares of the Fund are purchased with the proceeds of a redemption, made within 60 days of the purchase, of shares of such other mutual fund; however, this benefit is not available if the shares redeemed were subject to a contingent deferred sales charge or redemption fee. In order to obtain this benefit, the redemption check, endorsed to the Fund, or a copy of the confirmation showing the redemption must be forwarded to the Transfer Agent. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. No sales charges are imposed on shares of the Fund purchased upon the reinvestment of dividends and distributions.

     Right of Accumulation. The sales charge for an investment may be reduced by taking into account a shareholder's existing holdings in Class A Shares of the Fund. See the Application Form for further details.

     Letter of Intent. An investor may reduce sales charges on all investments by meeting the terms of a letter of intent, a non-binding commitment to invest a certain amount within a 13-month period. Existing holdings in Class A Shares of the Fund also may be combined with the investment commitment set forth in the letter of intent to reduce the sales charge further. Up to 5% of the letter amount will be held in escrow to cover additional sales charges which may be due if the total investments made over the letter period are not sufficient to qualify for a sales charge reduction. See the Application Form for further details.

     Contingent Deferred Sales Charge on Redemptions of Class A Shares. A contingent deferred sales charge of 1.00% applies to certain redemptions of shares of Class A Shares of the Fund within the first year on investments of $1 million or more. The charge is 1.00% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. The charge is waived for redemptions in connection with mergers, acquisitions and exchange offers involving

Class A Shares of the Fund; for distributions from qualified retirement plans and other employee benefit plans; for distributions from custodial accounts under Section 403(b)(7) of the Code or from IRAs due to death, disability or attainment of age 59 1/2; for tax-free returns of excess contributions to IRAs; for any partial or complete redemption following the death or disability of a shareholder, provided the redemption is made within one year of death or initial determination of disability; and for redemptions through certain automatic withdrawals.

Class C Shares

     Contingent Deferred Sales Charge. The public offering price of Class C Shares is the net asset value, and no initial sales charge is imposed. A contingent deferred sales charge of 1.00%, however, is imposed upon most redemptions of Class C Shares made within one year from the date of their purchase. Class C Shares that are redeemed within one year will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gain distributions. Otherwise, redemptions of Class C Shares will be subject to the 1.00% contingent deferred sales charge.

     In determining the applicability of any contingent deferred sales charge, it will be assumed that a redemption is made from shares held by the shareholder for the longest period of time. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be deducted from the redemption proceeds and paid to the Distributor.


     Waivers of Contingent Deferred Sales Charges. The contingent deferred sales charge is waived for redemptions of Class C Shares by (1) current or retired trustees, directors, officers and employees of the Trust, the Distributor, the Advisor, certain family members of these persons, and trusts or plans primarily for such persons; (2) redemptions made in connection with the Fund's Automatic Withdrawal Plan; (3) for distributions from qualified retirement plans and other employee benefit plans; (4) for distributions from custodial accounts under
Section 403(b)(7) of the Code or from IRAs due to death, disability or attainment of age 59 1/2; (5) for tax-free returns of excess contributions to IRAs; and (6) for any partial or complete redemption following the death or disability of a shareholder, provided the redemption is made within one year of death or initial determination of disability.

Other Series

     Currently, the Trust consists of two separate series. One series is offered pursuant to this prospectus; shares of the Brandes Institutional International Equity Fund (the "Institutional Fund") are offered pursuant to a separate prospectus which can be obtained by calling (619) 755-0239. The Institutional Fund, which has a higher minimum investment and is offered to institutional investors, has different expenses which may affect its performance.

                              SHAREHOLDER SERVICES

Automatic Investment Plan

     An investor may make regular monthly or quarterly investments in the Fund through automatic withdrawals of specified amounts from a bank account once an automatic investment plan is established. See the Check-A-Matic Application for further details about this service or call the Transfer Agent at (800) 543-7518.

Automatic Reinvestment

     Dividends and capital gain distributions are reinvested without any sales charge in additional shares unless indicated otherwise on the Application Form. A shareholder may elect to have dividends or capital gain distributions paid in cash.

Automatic Withdrawals


     A shareholder may make automatic withdrawals from the Fund of $100 or more on a monthly or quarterly basis if the shareholder's account has a value of $10,000 or more. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the Application Form for further information.

Retirement Plans and Individual Retirement Accounts (IRAs)

     Shares of the Fund are available for purchase by any retirement plan, including 401(k) plans, profit sharing plans, 403(b) plans and IRAs. More information is available from investment dealers or the Transfer Agent at (800) 543-7518.

Shareholder Reports

     Shareholders will receive an audited annual report and an unaudited semiannual report, both of which present the financial statements of the Fund.

Exchange Privilege

     A shareholder may exchange shares of the Fund for shares of the Money Market Portfolio of The Rodney Square Fund, a money market mutual fund advised by Rodney Square Management Corporation and not affiliated with the Fund. Prior to making such an exchange, a shareholder should obtain and read a prospectus for The Rodney Square Fund, by calling (800) 543-7518. A contingent deferred sales charge will be imposed, if applicable, on shares of the Fund being redeemed in connection with an exchange into The Rodney Square Fund. Exchanges are limited to four per shareholder account per year; the exchange privilege is available only in states where all funds are qualified for sale. The exchange privilege may be modified or terminated on 60 days written notice to shareholders. For tax purposes, an exchange is considered a redemption and a new purchase.

                                REDEEMING SHARES

How to Redeem Shares

     A shareholder may redeem shares of the Fund by contacting the shareholder's selected dealer. The selected dealer may arrange for the repurchase of the shares through the Trust's distributor at the net asset value next determined after receipt by the selected dealer of instructions from the shareholder. The dealer may charge the shareholder for this service. Shares held in street name must be redeemed through the dealer holding the shares.


     An investor may also redeem shares by mailing instructions to the Transfer Agent, Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899, or by delivering instructions to the Transfer Agent at 1105 N. Market Street, Wilmington, Delaware 19890. The instructions must specify the name of the Fund, the number of shares or dollar amount to be redeemed and the shareholder's name and account number. If a redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. If the proceeds of the redemption exceed $50,000, are to be paid to a person other than the record owner, are to be sent to an address other than the address on the Transfer Agent's records, or are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock powers must be guaranteed by an "eligible guarantor," which includes a bank or savings and loan association that is federally insured or a member firm of a national securities exchange. Except as noted above with respect to contingent deferred sales charges that may apply, the price the shareholder will receive for the Fund shares redeemed is at the next determined net asset value for the shares after a completed redemption request is received by the Transfer Agent.

     Telephone Redemptions. A shareholder may establish telephone redemption privileges by checking the appropriate box and supplying the necessary information on the Application Form. Shares may then be redeemed by telephoning the Transfer Agent at (800) 543-7518, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading. Redemptions by telephone must be at least $5,000. Redemption requests received by the Transfer Agent before 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading will be processed that day; otherwise processing will occur on the next business day.

     Special Factors Regarding Telephone Redemptions. The Trust will use procedures, such as assigned personal identification numbers, designed to provide reasonable verification of the identity of a person making a telephone redemption request. The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption. Shareholders will be promptly notified of any refused request for a telephone redemption. If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.

Redemption Payments


     Payment for redemptions will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request, any share certificates, and, if required, a signature guarantee and any other necessary documents, except as indicated below. Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund's net assets, or during any other period when the SEC, by order, so permits. Payment for redemption of recently purchased shares will be delayed until the Transfer Agent has been advised that the purchase check has been honored, up to 15 calendar days from the time of receipt of the purchase check by the Transfer Agent. This delay may be avoided by purchasing shares by wire or by certified or official bank checks.


         Redemption proceeds are generally paid by check. However, at the shareholder's request, redemption proceeds of $300 or more may be wired by the Transfer Agent to the shareholder's bank account. Requests
18
for redemption by wire should include the name, location and ABA or bank routing number (if known) of the designated bank and the shareholder's bank account number. A $7 fee for wire transmission of redemption proceeds will be charged by the Transfer Agent, which will be deducted from the proceeds.

Reinstatement Privilege-Class A Shares

     A shareholder may reinvest proceeds from a redemption of Class A Shares without a sales charge, provided that a written request and check are sent to the Transfer Agent within 90 days after the date of the redemption. Reinvestment will be at the next calculated net asset value after receipt. The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if reinvestment is made within 30 days.

Redemption of Small Accounts

     In order to reduce expenses, the Fund may redeem shares in any account, other than retirement plan or Uniform Gift or Transfer to Minors Act accounts, if at any time, due to redemptions, the total value of a shareholder's account falls below $500. Shareholders will be given 30 days prior written notice in which to purchase sufficient additional shares to avoid such a redemption.

                                DISTRIBUTION PLAN


     The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") with respect to the Fund. Under the Plan, the Fund pays the Distributor monthly distribution fees at the annual rate of 0.25% of the average daily net assets of the Class A Shares of the Fund and 0.75% of the average daily net assets of the Class C Shares of the Fund.


     The Distributor uses the distribution fees under the Plan to offset the commissions and other payments made to broker-dealers for selling the Fund's shares, and to offset the Trust's marketing costs, such as preparation of sales literature, advertising and printing and distributing prospectuses and other shareholder materials to prospective investors. The Distributor also receives a portion of the initial sales charge paid upon the purchase of Class A Shares and the contingent deferred sales charge paid upon certain redemptions of Class C Shares, and may use these proceeds for any of the distribution expenses described above.


     During the period they are in effect, the Plan and related distribution contracts pertaining to each class of shares ("Distribution Contracts") obligate the Fund to pay distribution fees as compensation for distribution activities, not as reimbursement for specific expenses incurred. Thus, even if distribution expenses exceed distribution fees, the Fund will not be obligated to pay more than those fees, and if distribution expenses are less than those fees, the Distributor will retain its full fees and realize a profit. The Fund will pay the distribution fees under the Plan until either the applicable Plan or Distribution Contract is terminated or not renewed. In that event, the distribution expenses in excess of distribution fees received or accrued through the termination date will be the Distributor's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Plan, the Trustees will consider and review the Plan and corresponding expenses for each class separately.

                            SHAREHOLDER SERVICE PLAN


     The Trust has adopted a Shareholder Service Plan with respect to the Fund, under which the Fund reimburses the Distributor for shareholder servicing expenses. Under this Plan, the Fund pays the Distributor a fee at the annual rate of 0.10% of the average daily net assets of the Class A Shares and 0.25% of the average daily net assets of the Class C Shares as reimbursement for certain expenses actually incurred in connection with shareholder services provided by the Distributor and for payments to investment dealers, retirement plan administrators and others for the provision of such services. These services include establishing and maintaining accounts and records relating to clients who invest in the Fund, responding to shareholder inquiries, assisting shareholders in changing account options, transmitting communications to shareholders and providing such other information and assistance to shareholders as they may reasonably request.

                     DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

Dividends and Distributions

     The Fund expects to pay income dividends for each class of shares annually. Distributions of net capital gains with respect to each class of shares, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more frequently.

     Dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

     Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Tax Status

     The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code. As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to shareholders, the Fund will not be subject to any federal income or excise taxes. The distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions.

     The Trust may be required to impose backup withholding at a rate of 31% from income dividends and capital gain distributions and upon payment of redemption proceeds if provisions of the Code relating to the furnishing and certification of taxpayer identification numbers and reporting of dividends are not complied with by a shareholder. Any shareholder account without a tax identification number may be liquidated and distributed to the shareholder, net of withholding, after the sixtieth day of investment. In addition, dividends and capital gains distributions to foreign shareholders may be subject to U.S. withholding at a rate of up to 30%.


     Dividends and interest earned by the Fund may be subject to withholding and other taxes imposed by foreign countries, at rates from 10% to 40%, which taxes would reduce the Fund's investment income. However, under certain circumstances shareholders may be able to claim credits against their U.S. taxes for such foreign taxes. The Trust will also notify shareholders each year as to the amounts available as credits.

     Additional  information  about  taxes  is set  forth  in the  Statement  of
Additional   Information.   Shareholders   should  consult  their  own  advisers
concerning federal, state and local taxation of distributions from the Fund.

                             PERFORMANCE INFORMATION

     From time to time, the Trust may publish the total return of the Fund in advertisements and communications to investors. As discussed above under "Purchases," because of the differences in sales charges and expenses, total return of Class A Shares will be different from that of Class C Shares. Total return information will include the Fund's average annual compounded rate of return over the four most recent calendar quarters and over the period from the Fund's inception of operations. The Trust may also advertise aggregate and average total return information of the Fund over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment (at the maximum public offering price) at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions and after giving effect to the maximum applicable sales charge. Total return figures will reflect all recurring charges against Fund income for each respective class. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.


     In addition to standardized return, performance advertisements and sales literature may also include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All data included in performance advertisements will reflect past performance and will not necessarily be indicative of future results. The Trust may also advertise relative rankings by mutual fund ranking services such as Lipper Analytical Services or Morningstar, Inc. The investment return and principal value of an investment in the Fund will fluctuate and an investor's proceeds upon redeeming Fund shares may be more or less than the original cost of the shares.

                               GENERAL INFORMATION

     The Trust was organized as a Delaware business trust on July 6, 1994. The Trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $.01 per share. Although it has no present intention to do so, the Trust has reserved the right to convert to a master-feeder structure in the future by investing all of the assets of the Fund in the securities of another investment company, upon notice to and approval of shareholders.


     Shares of beneficial interest of the Fund are currently divided into two classes, designated Class A Shares and Class C Shares. Each class represents interests in the same assets of the Fund. The classes differ as follows: (1) each class has exclusive voting rights on matters pertaining to its plan of distribution; (2) Class A Shares are subject to an initial sales charge; (3) all Class C Shares are subject to a contingent deferred sales charge, whereas only some Class A Shares are subject to such a charge; and (4) each class may bear differing amounts of certain class-specific expenses, such as distribution fees. The Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different classes of shares of the Fund. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

     The Trust does not hold annual shareholder meetings of the Fund. There normally will be no meetings of shareholders to elect Trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding at least two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when so requested in writing by the shareholders of record owning at least 10% of the Trust's outstanding shares. Each share of the Fund has equal voting rights except as noted above. Each share of the Fund is entitled to participate equally in dividends and distributions and the proceeds of any liquidation from the Fund except that, due to the differing expenses borne by the two classes, such dividends and proceeds are likely to be lower for the Class C Shares than for the Class A Shares. The shares of the Fund will be voted together except when a separate vote by class is required by the 1940 Act.


     Custodian and Transfer Agent. Investors Bank and Trust Company is the custodian of the Fund's assets and employs foreign sub-custodians, approved by the Board of Trustees in accordance with applicable requirements under the 1940 Act, to provide custody of the Fund's foreign assets. Rodney Square Management Corporation is the Fund's transfer and dividend disbursing agent.
22

                           BRANDES INTERNATIONAL FUND
                       Statement of Additional Information

                             Dated February 28, 1997


         This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus of Brandes International Fund (the "Fund") dated February 28, 1997. Brandes Investment Partners, L.P. (the "Advisor") is the Advisor to the Fund. Copies of the prospectus may be obtained from Brandes Investment Trust (the "Trust"), at 12750 High Bluff Drive, San Diego, CA 92130 or by calling 1-800-237-7119.

                                TABLE OF CONTENTS

                                                                                   Cross-reference to page in
                                                                                          prospectus for
                                                                Page                Class A and Class C Shares
                                                                ----                --------------------------
Investment Objectives and Policies............................  B-2                             5
Investment Restrictions.......................................  B-2                            11
Other Securities and Investment Techniques....................  B-4                             8
         Repurchase Agreements................................  B-4                             8
         When-Issued Securities...............................  B-5                             9
         Rule 144A Securities.................................  B-5                            10
         Put and Call Options.................................  B-6                             9
         Futures Contracts....................................  B-8                            10
Management....................................................  B-9                            11
         Advisory Agreement...................................  B-10                           11
         Administration Agreement.............................  B-11                           12
Distribution Arrangements.....................................  B-12                           19
Portfolio Transactions and Brokerage..........................  B-13                           12
Net Asset Value...............................................  B-14                           15
Redemptions...................................................  B-15                           17
Taxation......................................................  B-15                           20
Dividends and Distributions...................................  B-17                           20
Performance Information.......................................  B-17                           21
General Information...........................................  B-18                           22
Financial Statements..........................................  B-18                            4
Appendix......................................................  B-19

                       INVESTMENT OBJECTIVES AND POLICIES



         The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing principally in equity securities of foreign issuers.

Foreign Securities

         The U.S. Government has, from time to time, imposed restrictions, through taxation or otherwise, on foreign investments by U.S. entities such as the Fund. If such restrictions should be reinstituted, the Board of Trustees of the Trust would consider alternative arrangements, including reevaluation of the Fund's investment objective and policies. However, the Fund would adopt any revised investment objective and fundamental policies only after approval by the holders of a "majority of the outstanding voting securities" of the Fund, which is defined in the Investment Company Act of 1940 (the "1940 Act") to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.


         Investments in foreign securities involve certain inherent risks. Individual foreign economies may differ from the U.S. economy in such aspects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of property or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent on international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect on the securities markets of such countries.


         Because most of the securities in which the Fund invests are denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets which are denominated in that currency. Such changes will also affect the Fund's income. The values of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations imposed from time to time.


         Foreign securities markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund's portfolio securities may be less liquid and more volatile than U.S. securities. Settlement practices for transactions may differ from those in the United States and may include delays beyond periods customary in the United States. Such differences and potential delays may expose the Fund to increased risk of loss in the event of a failed trade or the insolvency of a foreign broker-dealer.

                             INVESTMENT RESTRICTIONS


         The Trust has adopted the following fundamental investment policies and restrictions with respect to the Fund in addition to the policies and restrictions discussed in the prospectus. The policies and restrictions listed below cannot be changed with respect to the Fund without approval by the holders of a majority of the outstanding voting securities of the Fund. As a matter of fundamental policy, the Fund is diversified; i.e., at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

         In addition, the Fund may not:


         1. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;


         2. Make short sales of securities or maintain a short position, except for short sales against the box;


         3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

         4. Write put or call options, except that the Fund may (i) write covered call options on individual securities and on stock indices; (ii) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (iii) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations;

         5. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

         6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

         7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

         8. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts, although it has no current intention to do so;

         9. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

         10.  Make  investments  for  the  purpose  of  exercising   control  or
management;

         11. Invest in oil and gas limited partnerships or oil, gas or mineral leases;


         The Fund observes the following restrictions as a matter of operating, but not fundamental, policy, which can be changed by the Board of Trustees without shareholder approval, pursuant to positions taken by federal and state regulatory authorities:

         The Fund may not:


         1. Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

         2. Invest in securities of any issuer if any officer or Trustee of the Trust or any officer or Director of the Advisor owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and Directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

         3. Invest more than 10% of its assets in real estate investment trusts;

         4. Invest more than 5% of the value of its net assets in warrants (included in that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange), although the Fund has no present intention to invest in warrants;

         5. Invest in any security if, as a result, the Fund would have more than 5% of its total assets invested in securities of companies which together with any predecessor have been in continuous operation for fewer than three years ("unseasoned securities");

         6. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law, except that the Fund reserves the right to invest all of its assets in another investment company;

         7. Invest more than 5% of its total assets in restricted securities, other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid;

         8. Invest more than 5% in the aggregate of illiquid and unseasoned securities;

         9. Invest more than 15% of its total assets in unseasoned securities and illiquid securities, including Rule 144A securities.

                   OTHER SECURITIES AND INVESTMENT TECHNIQUES

Repurchase Agreements


         Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

         Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Board's general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell the collateral.

When-Issued Securities

         The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Advisor does not believe that the Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Fund will establish a segregated account with the Custodian in which it will maintain cash or liquid assets such as U.S. Government securities or other liquid debt or equity securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Rule 144A Securities

         As noted in the prospectus, the Fund may invest no more than 5% of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale, are otherwise illiquid or do not have readily available market quotations. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities which are otherwise not readily marketable such as over-the-counter, or dealer traded, options, and repurchase agreements having a maturity of more than seven days. Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accord with Rule 144A promulgated by the Securities and Exchange Commission, the Trustees may determine that such securities, up to a limit of 5% of the Fund's total net assets, are not illiquid notwithstanding their legal or contractual restrictions on resale.


Put and Call Options


         Purchasing Options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund also may terminate a put option position by closing it out in the secondary market at its current price (i.e., by selling an option of the same series as the option purchased), if a liquid secondary market exists.


         The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying prices do not rise sufficiently to offset the cost of the option.


         Writing Options. When the Fund writes a call option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The Fund may seek to terminate its position in a call option it writes before exercise by closing out the option in the secondary market at its current price (i.e., by buying an option of the same series as the option written). If the secondary market is not liquid for a call option the Fund has written, however, the Fund must continue to be prepared to deliver the underlying instrument in return for the strike price while the option is outstanding, regardless of price changes, and must continue to segregate assets to cover its position. The Fund will establish a segregated account with the Custodian in which it will maintain the security underlying the option written, or securities convertible into that security, or cash or liquid assets such as U.S. Government securities or other high-grade debt obligations equal in value to commitments for options written.


         Writing a call generally is a profitable strategy if the price of the underlying security remains the same or falls. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.

         Combined Positions. The Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Correlation of Price Changes. Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests.

         Options prices also can diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the security prices the same way. Imperfect correlation also may result from: differing levels of demand in the options markets and the securities markets, structural differences in how options are traded, or imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         Liquidity of Options. There is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options positions also could be impaired.

         OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options, i.e., options not traded on exchanges ("OTC options"), generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. OTC options are considered to be illiquid, since these options generally can be closed out only by negotiation with the other party to the option.

         Stock Index Options. The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends on movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on an options transaction depends on movements in the level of stock prices generally rather than movements in the price of a particular stock. Accordingly, successful use of options on a stock index will be subject to the Advisor's ability to predict correctly movements in the direction of the stock market generally. Index prices may be distorted if trading in certain stocks included in the index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, the Fund would not be able to close out positions it holds. It is the policy of the Fund to engage in options transactions only with respect to an index which the Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Futures Contracts

         The Fund may buy and sell stock index futures contracts. Such a futures contract is an agreement between two parties to buy and sell an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.


         There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the index and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Further, unanticipated changes in stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures on stock indexes.

         In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

         Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.


         The Fund will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Fund. As a general rule, the Fund will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, the Fund will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

                                   MANAGEMENT

         The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Trustees.

         The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Barry P. O'Neil* (age 49), President and Trustee                  Managing Partner of the Advisor since May
12750 High Bluff Drive                                            1996, and Managing  Director of its
San Diego, CA 92130                                               predecessor since 1991; formerly Vice
                                                                  President, Investment Brokerage of Dean
                                                                  Witter & Co. Director, RCM Equity Funds,
                                                                  Inc.

DeWitt F. Bowman, C.F.A. (age 66), Trustee                        Pension investment consultant; Director,
79 Eucalyptus Knoll                                               RCM Capital Funds, Inc. and RCM Equity
Mill Valley, CA 94941                                             Funds, Inc. (mutual funds) since 1996;
                                                                  formerly Chief Investment Officer of the
                                                                  California Public Employees Retirement
                                                                  System.

Charles H. Brandes* (age 53),  Trustee                            Managing Partner of the Advisor since May
12750 High Bluff Drive                                            1996 and  Managing  Director  of its
San Diego,  CA 92130                                              predecessor prior thereto.

Gordon Clifford Broadhead (age 72), Trustee                       Marine biologist and consultant in fisheries.
P.O. Box 1427
Rancho Santa Fe, CA 92067

Joseph E. Coberly, Jr. (age 79), Trustee                          Managing Partner, Red Tail Golf Association
P.O. Box 944                                                      (real estate developer).
Rancho Santa Fe, CA 92067

W. Daniel Larsen (age 69), Trustee                                Retired.  Honorary Danish Consul for San
1405 Savoy Circle                                                 Diego.
San Diego, CA 92107

Betsy M. Blodgett (age 39), Vice President                        Manager, Product Development of the
121 Corte Ramon                                                   Advisor since May 1996 and Vice President
Greenbrae, CA 94904                                               of its predecessor since 1994. Formerly
                                                                  Principal, Cameron Capital Management
                                                                  (investment adviser)  from 1992  to  1994 and
                                                                  consultant in 1994;  Vice President, Van
                                                                  Kasper  &  Co. (broker-dealer) from  1991  to
                                                                  1992; Vice President, Prudential Capital
                                                                  Corporation (investments) prior thereto.

Glenn R. Carlson (age 35),  Secretary                             Managing Partner of the Advisor since May
12750 High Bluff Drive                                            1996 and  Managing  Director  of its
San Diego,  CA 92130                                              predecessor prior thereto.

Gregory S. Houck (age 35), Treasurer                              Principal  Operations Officer of the
12750 High Bluff Drive                                            Advisor since May 1996 and Vice
San Diego,  CA 92130                                              President of its predecessor since 1994.
                                                                  Formerly Senior Consultant, Ernst & Young.

------------------------------------
*Denotes "interested person" as defined in the 1940 Act.

The table below illustrates the compensation paid to each Trustee who is not affiliated with the Advisor for the Trust's most recently completed fiscal year:

                             Aggregate            Pension or              Estimated
                           Compensation       Retirement Benefits          Annual                  Total
                             from the         Accrued as Part of         Benefits Upon         Compensation
Name                           Trust             Fund Expenses           Retirement           from the Trust
------------------------------------------------------------------------------------------------------------
DeWitt F. Bowman              $3,200                  $0                     $0                   $3,200

Gordon Clifford
     Broadhead                $3,200                  $0                     $0                   $3,200

Joseph E. Coberly, Jr.        $3,200                  $0                     $0                   $3,200

W. Daniel Larsen              $3,200                  $0                     $0                   $3,200

         The Trust pays a fee of $800 per meeting to Trustees who are not "interested persons" of the Trust. Trustees also receive a fee of $800 for any committee meetings held on dates other than scheduled Board meeting dates. Such Trustees are reimbursed for any expenses incurred in attending meetings. For the period ended October 31, 1996, the Trust paid $12,800 to the Trustees.

         Mr. O'Neil is the President, and Ms. Blodgett is Vice President and Secretary, of Worldwide Value Distributors, L.L.C., the Distributor of the Fund's shares.

Advisory Agreement

         Subject to the supervision of the Board of Trustees, investment management and services are provided to the Fund by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor provides a continuous investment program for the Fund and makes decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Fund is responsible for its operating expenses, including: (I) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator;
(v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Fund and the legal obligations with respect to which the Trust or the Fund may have to indemnify the Trust's officers and Trustees; and (xii) amortization of organization costs.

         Under the Advisory Agreement, the Advisor and its officers, directors, agents, employees, controlling persons, shareholders and other affiliates will not be liable to the Fund for any error of judgment by the Advisor or any loss sustained by the Fund, except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. In addition, the Fund will indemnify the Advisor and such other persons from any such liability to the extent permitted by applicable law.

         The Advisory Agreement with respect to the Fund will remain in effect for two years from its execution. Thereafter, if not terminated, it will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Trustees who are not parties to the Agreement or "interested persons" of the Fund as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities.

         The Advisory Agreement with respect to the Fund is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Fund. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

         During the years ended October 31, 1995 and 1996, the Advisor voluntarily agreed to limit the total operating expenses of the Class A Shares of the Fund to 1.85% of average net assets, and the total operating expenses of the Class C Shares of the Fund to 2.50% of average net assets. As a result of those limitations, the Advisor waived its entire advisory fee of $34,019 and $259,033 and reimbursed the Fund for expenses in excess of such limitations in an additional amount of $173,175 and $18,592, for the years ended October 31, 1995 and 1996, respectively. The Advisor has agreed to continue such limitations through October 31, 1997.

         The Fund does not invest in any security for the purpose of exercising control or management. When the Fund receives a proxy in connection with matters to be voted on by holders of securities in which it invests, that proxy will be voted by the Advisor in accordance with the Advisor's judgment as to the best interests of the Fund, considering the effect of any such vote on the value of the Fund's investment. The Advisor does not solicit or consider the views of individual shareholders of the Fund in voting proxies. Because voting proxies of foreign securities m,ay entail additional costs to the Fund, the Advisor considers the costs and benefits to the Fund in deciding whether or not to vote a particular proxy.

Administration Agreement

         Investment Company Administration Corporation serves as Administrator for the Trust, subject to the overall supervision of the Trustees. The Administrator is responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Fund's books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Trust's insurance relationships; (iii) preparing for the Fund (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Fund's shareholders and Trustees and reports to and other filings with the Securities and Exchange Commission and any other governmental agency; (iv) preparing such applications and reports as may be necessary to register or maintain the Fund's registration and/or the registration of the shares of the Fund under the blue sky laws of the various states; (v) responding to all inquiries or other communications of shareholders;
(vi) overseeing all relationships between the Trust and any custodian(s), transfer agent(s) and accounting services agent(s); and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected. The Trust's Agreement with the Administrator contains limitations on liability and indemnification provisions similar to those of the Advisory Agreement described above. For its services to the Trust, the Administrator receives a fee at the annual rate of 0.10% of the Fund's average net assets, subject to a $60,000 annual minimum. During the fiscal year ended October 31, 1996, the Administrator received a fee in the amount of $60,000 from the Fund.

                            DISTRIBUTION ARRANGEMENTS


         As described in the prospectus, under the Distribution Plan adopted by the Trustees with respect to the Class A and Class C Shares, the Fund pays the Distributor monthly distribution fees at the annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares of the Fund. During the fiscal year ended October 31, 1996, the Fund paid to the Distributor distribution fees aggregating $37,042 and $82,666, for Class A Shares and Class C Shares of the Fund, respectively. Of the fees paid, $22,225 and $11,385 were paid to dealers who sold Class A Shares and Class C Shares of the Fund, respectively, and the balance was paid for expenditures in connection with advertising and marketing. During the fiscal year ended October 31, 1996, the Distributor also received gross sales charges in connection with the sale of Class A Shares of the Fund in the amount of $274,269, of which $243,873 was reallowed to selling dealers.

         Among other things, the Fund's Plan provides that (1) the Distributor will submit to the Trustees at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Trustees, including those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto, acting in person at a meeting called for that purpose; (3) the Plan may be terminated at any time by such Trustees or by a vote of a majority of the outstanding shares of the Fund; (4) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant Class of the Fund; and (5) while the Plan remains in effect, the selection and nomination of the Trustees who are not "interested persons" of the Trust shall be committed to the discretion of such Trustees.

         In reporting amounts expended under the Plan to the Trustees, the Distributor will allocate expenses attributable to the sale of both Classes of Fund shares to each Class based on the ratio of sales of shares of such Class to the sales of both Classes of shares.

         The Trust has also adopted a Shareholder Service Plan with respect to the Class A and Class C Shares of the Fund, pursuant to which the Fund pays the Distributor for expenses incurred in connection with non-distribution shareholder services provided by the Distributor to securities broker-dealers and other securities professionals ("Service Organizations") and/or beneficial owners of the shares of the Fund, including, but not limited to, shareholder servicing provided by the Distributor at facilities dedicated to the Fund, provided that such shareholder servicing is not duplicative of the servicing otherwise provided on behalf of the Fund.

         Under the Plan, the Fund also reimburses the Distributor for fees paid by the Distributor to Service Organizations (which may include the Distributor itself) for the providing of support services to beneficial owners of shares of the Fund ("Clients"). Such services may include, but are not limited to, (a) establishing and maintaining accounts and records relating to Clients who invest in the Fund; (b) aggregating and processing orders involving the shares of the Fund; (c) processing dividend and other distribution payments from the Fund on behalf of Clients; (d) providing information to Clients as to their ownership of shares of the Fund or about other aspects of the operations of the Fund; (e) preparing tax reports or forms on behalf of Clients; (f) forwarding communications from the Fund to Clients; (g) assisting Clients in changing the Fund's records as to their addresses, dividend options, account registrations or other data; and (h) providing such other similar services as the Distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

         The Fund reimburses the Distributor, for its services under the Shareholder Service Plan, at an annual rate of 0.10% of the average daily net assets of the Class A Shares and 0.25% of the average daily net assets of the Class C Shares of the Fund. Payments to the Distributor may be discontinued, or the rate amended, at any time by the Board of Trustees of the Trust, in its sole discretion. The Plan provides that (1) the Distributor will report in writing at least quarterly to the Trustees, and the Trustees will review, the amounts expended under the Plan and the purposes for which such expenditures were made;
(2) the Plan will continue in effect only so long as it has been approved at least annually, by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan, acting in person at a meeting called for that purpose; and (3) the Plan may be terminated at any time by a vote of a majority of such Trustees or by the vote of the holders of a majority of the outstanding voting securities of the Fund. The amounts paid by the Fund to the Distributor under the Shareholder Service Plan for the fiscal year ended October 31, 1996 aggregated $14,817 and $27,555 for the Class A Shares and the Class C Shares, respectively.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute portfolio transactions, subject to the instructions of and review by the Trust's Board of Trustees.

         Purchases of portfolio securities may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions are effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters include a commission paid by the issuer to the underwriter and purchases from dealers include the spread between the bid and the asked price.

         In placing portfolio transactions, the Advisor uses its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available are considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

         In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available and the transaction involves a brokerage commission, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacity for the Fund and for other accounts, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. The Board of Trustees reviews brokerage allocations where services other than best price/execution capabilities are a factor to ensure that the other services provided meet the tests outlined above and produce a benefit to the Fund. Brokerage commissions paid by the Fund during the fiscal year ended October 31, 1996 aggregated
$99,789, all of which was paid to brokers which provided research to the Advisor.

         The placement of portfolio transactions with broker-dealers who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided the Trust's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

         Investment decisions for the Fund and the other series of the Trust are made independently from those of other client accounts of the Advisor.
Nevertheless, it is possible that at times the same securities will be acceptable for the Fund and for one or more of such client accounts. To the extent any of these client accounts and the Fund seek to acquire the same security at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Advisor. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

         The Fund does not effect securities transactions through broker-dealers in accordance with any formula, nor does it effect securities transactions through such broker-dealers solely for selling shares of the Fund. However, as stated above, broker-dealers who execute transactions for the Fund may from time to time effect purchases of shares of the Fund for their customers.

                                 NET ASSET VALUE

         The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) each business day. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.


         Options and futures contracts which are traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. However, if an exchange closes later than the New York Stock Exchange, the options or futures traded on it are valued based on the sales price, or the mean between bid and asked prices, as the case may be, as of the close of the New York Stock Exchange.


         Trading in securities in foreign securities markets is normally completed well before the close of the New York Stock Exchange. In addition, foreign securities trading may not take place on all days on which the New York Stock Exchange is open for trading, and may occur in certain foreign markets on days on which the Fund's net asset value is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities expressed in foreign currencies are translated, in determining net asset value, into U.S. dollars based on the spot exchange rates at 1:00 p.m., Eastern time, or at such other rates as the Advisor may determine to be appropriate.

         The Fund may use a pricing service approved by the Board of Trustees. Prices provided by such a service represent evaluations of the mean between current bid and asked prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services also may use electronic data processing techniques and/or a matrix system to determine valuations.


         Securities and other assets for which market quotations are not readily available, or for which the Board of Trustees or its designate determines the foregoing methods do not accurately reflect current market value, are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Such valuations and procedures, as well as any pricing services, are reviewed periodically by the Board of Trustees.

                                   REDEMPTIONS


         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in readily marketable securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which commits the Fund to paying redemptions in cash, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund's total net assets at the beginning of such 90-day period.

                                    TAXATION

         The Fund qualified for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code") during its last fiscal year, and the Fund intends to do so in the future. In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

         In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) less than 30% of the Fund's gross income each taxable year may be derived from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in the U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

         Many of the options, futures and forwards contracts used by the Fund are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally treated as 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Also section 1256 contracts held by the Fund at the end of its fiscal year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized, and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

         Generally, the transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized on positions that are part of a straddle may be deferred under the rules, rather than being taken into account in the fiscal year in which the losses were realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts are not entirely clear. These transactions may increase the amount of short-term capital gain realized by the Fund and taxed as ordinary income when distributed to shareholders. The Fund may make certain elections available under the Code which are applicable to straddles. If the Fund makes such elections, recognition of gains or losses from certain straddle positions may be accelerated.

          The tests which the Fund must meet to qualify as a RIC, described above, may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts or forward contracts.


         Under the Code, fluctuations in exchange rates which occur between the dates various transactions are entered into or accrued and subsequently settled may cause gains or losses, referred to as "section 988" gains or losses. Section 988 gains or losses may increase or decrease the amount of income taxable as ordinary income distributed to shareholders.

                           DIVIDENDS AND DISTRIBUTIONS


         Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

         The Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

Total Return

         Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:
                 n
         P(1 + T)  = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.


         The time periods used in advertising will be updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. Any performance information used in advertising and sales literature will include information based on this formula for the most recent one, five and ten year periods, or for the life of the Fund, whichever is available.

Other Information


         Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") or CDA Investment Technologies, Inc.("CDA").The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA or Morningstar. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION


         The Fund might determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the Fund's shares to which those expenses are attributable. For example, Class C shares may bear higher transfer agency fees per shareholder account than those borne by Class A shares. The higher fee is imposed due to the higher costs incurred by the Transfer Agent in tracking shares subject to a contingent deferred sales charge. The specific extent to which such fees may differ between the Classes as a percentage of net assets is not certain because fees will be affected by the number of accounts and relative amounts of net assets in each Class.

         The Trust's custodian, Investors Bank & Trust Company, is responsible for holding the Fund's assets and also acts as the Fund's accounting services agent. Rodney Square Management Corporation acts as the Fund's transfer agent. The Trust's independent accountants, Ernst & Young, LLP, examine the Fund's financial statements annually and prepare the Fund's tax returns.


         The Trust's Declaration of Trust provides that obligations of the Trust are not binding on the Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the Trust, the Fund or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.


         As of January 31, 1997 the following persons owned more than 5% of the Fund's outstanding Class A Shares: Dreyfus Trust Company, Trustee for Brown Profit Sharing Plan, 144 Glenn Curtis Boulevard, Uniondale, New York. No person owned more than 5% of the outstanding Class C Shares at January 31, 1997. The Class A Shares owned by the Trustees and officers as a group amounted to 5.81% of the outstanding shares; the Class C Shares owned by such Trustees and officers as a group amounted to less than 1% of the outstanding shares.


         The Trust's Registration Statement on Form N-1A may be examined at the office of the Securities and Exchange Commission in Washington, DC. Statements contained in the prospectus and this Statement of Additional Information as to the contents of any contract or other document are not necessarily complete and, in each instance, reference is made to the copy of such contract or document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


         The annual report to shareholders of the Fund for the fiscal year ended October 31, 1996 is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this Statement of Additional Information.

                                    APPENDIX

                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Corporation: Corporate Bond Ratings

         AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A- 1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                     PART C
                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.

         (a)      Financial Statements:

                  The following financial statements are incorporated into Part B of this Post-Effective Amendment by reference to the Annual Report to Shareholders for the fiscal year ended October 31, 1996:

                  Portfolio of  Investments  as of October 31, 1996
                  Statement of Assets and Liabilities as of October 31, 1996 Statement of Operations - November 1, 1995 to October 31, 1996 Statement of Changes in Net Assets - November 1, 1995 to October 31, 1996
                  Financial Highlights
                  Notes to Financial Statements
                  Report of Independent Certified Public Accountants


         (b)      Exhibits:
                  The following exhibits are included with this Post-Effective Amendment, except as noted:
                  (1)      (I)      Agreement and Declaration of Trust3
                           (ii)     Amendment to Agreement and Declaration of
                                    Trust3
                           (iii)    Amendment to Agreement and Declaration of
                                    Trust4
                  (2)      By-Laws3
                  (3)      Not applicable
                  (4)      Specimen stock certificate4
                  (5)      (I) Investment Advisory Agreement3
                           (ii) Investment Advisory Agreement relating to the
                                    Brandes Small Cap International Fund3
                           (iii) Investment Advisory Agreement relating to the
                                    Brandes Institutional International Fund
                  (6)      (I) Distribution Agreement with First Fund
                                    Distributors, Inc.1
                           (ii) Distribution Agreement with Worldwide
                                    Value Distributors, Inc.3
                  (7)      Not applicable
                  (8)      Custodian Agreement6
                  (9)      (I) Administration Agreement3
                           (ii) Transfer Agency Agreement5
                           (iii) Shareholder Service Plan3
                           (iv) Shareholder Service Plan relating to the
                                    Brandes Small Cap International Fund3
                           (v) Multiple Class Plan3
                  (10)     Opinion and consent of counsel4
                  (11)     Consent of independent accountants4
                  (12)     Not applicable
                  (13)     Investment letter3
                  (14)     Individual Retirement Account forms3
                  (15)     (I) Distribution Plan Pursuant to Rule 12b-13
                           (ii) Distribution Plan relating to the Brandes
                                    Small Cap International Fund3
                  (16)     Not applicable
                  (17)     Financial Data Schedules

         1 Previously filed with the Registration Statement on Form N-1A (File No. 33-81396), filed on July 11, 1994, and incorporated herein by reference.

         2 Previously filed with Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-81396), filed on August 31, 1995, and incorporated herein by reference.

         3 Previously filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-81396), filed on January 9, 1996, and incorporated herein by reference.

         4 Previously filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-81396), filed on February 7, 1996, and incorporated herein by reference.

         5 To be filed by amendment

Item 25.  Persons Controlled by or under Common Control with Registrant.

         The Registrant does not control, nor is it under common control, with any other person.

Item 26.  Number of Holders of Securities.

         As of December 31, 1996, the Brandes International Fund had 982 holders of Class A shares and 1,059 holders of Class C shares.

Item 27.  Indemnification.

         Article VI of Registrant's By-Laws states as follows:

         Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

         Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

         (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

         (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

         (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

         The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:

         (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

         (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

         (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

         Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

         (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

         (b)      A written opinion by an independent legal counsel.

         Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (I) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

         (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

         (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

         Brandes Investment Partners, L.P. is the investment advisor of the Registrant. For information as to the business, profession, vocation or employment of a substantial nature of Brandes Investment Partners, L.P. and its officers, reference is made to Part B of this Registration Statement and to the Form ADV filed under the Investment Advisers Act of 1940 by Brandes Investment Partners, L.P. (File No. 801-24896).

Item 29.  Principal Underwriters.


         (a) First Fund Distributors, Inc. also acts as principal underwriter for the following investment companies:

                  Guinness  Flight  Investment  Funds,  Inc.
                  Hotchkis and Wiley Funds
                  Jurika & Voyles Fund Group
                  Kayne, Anderson Mutual Funds
                  PIC Investment Trust
                  Professionally Managed Portfolios
                  Rainier Investment Management Mutual Funds
                  RNC Liquid Assets Fund, Inc.

         Worldwide   Value   Distributors,   Inc.  does  not  act  as  principal
underwriter for any other investment company.

         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                                            Position and Offices                Position and
Name and Principal                             with Principal                   Offices with
Business Address                                Underwriter                     Registrant
------------------                          --------------------                ------------

Robert H. Wadsworth                         President,                          Assistant
4455 E. Camelback Rd,                       Treasurer and                       Secretary
Suite 261E                                  Director
Phoenix, AZ 85018



Steven J. Paggioli                          Vice President,                     Assistant
479 West 22nd Street                        Secretary and                       Secretary
New York, New York 10011                    Director

                                            Position and Offices                Position and
Name and Principal                             with Principal                   Offices with
Business Address                                Underwriter                     Registrant
------------------                          --------------------                ------------

Eric M. Banhazl                             Vice President                      Assistant
2025 E. Financial Way                       and Director                        Treasurer
Glendora, CA  91741

         The following information is furnished with respect to the officers and directors of Worldwide Value Distributors, Inc.:

                                            Position and Offices                Position and
Name and Principal                             with Principal                   Offices with
Business Address                                Underwriter                     Registrant
------------------                          --------------------                ------------

Barry P. O'Neil                             President                           President
12750 High Bluff Drive                        and
San Diego, CA  92130                        Director


Betsy M. Blodgett                           Vice President,                     Vice President
121 Corte Ramon                             Secretary and
Greenbrae, CA 94904                         Director

Richard D. Burritt                          Treasurer                           Assistant
4455 E. Camelback Road                                                          Treasurer
Phoenix, AZ  85018

         (C) Not applicable.

Item 30. Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's Administrator and custodian, as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 12750 High Bluff Drive, San Diego, CA 92130; the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Administrator at 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018, and all other records will be maintained by the Custodian at 89 South Street, Boston, MA 02111.

Item 31. Management Services.

         Not applicable.

Item 32. Undertakings.

         The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.

         The Registrant  undertakes,  in the event the  information  required by
Item 5A is contained in an annual report to shareholders, to furnish a copy of such latest report to shareholders to each person to whom a prospectus is delivered, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of Brandes Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Diego and State of California on the 28th day of February, 1997.

                                             BRANDES INVESTMENT TRUST


                                        By   Barry P. O'Neil
                                            ------------------------
                                             Barry P. O'Neil

         This Amendment to the Registration Statement on Form N-1A of Brandes Investment Trust has been signed below by the following persons in the capacities indicated on February 28, 1997.


Barry P. O'Neil                         President and
------------------------------
Barry P. O'Neil                         Trustee

Charles H. Brandes                      Trustee
------------------------------
Charles H. Brandes

Dewill F. Bowman*                       Trustee
------------------------------
DeWitt F. Bowman

Gordon Clifford Broadhead*              Trustee
------------------------------
Gordon Clifford Broadhead

                                        Trustee
------------------------------
Joseph E. Coberly, Jr.

W. Daniel Larsen*                       Trustee
------------------------------
W. Daniel Larsen

Gregory S. Houck                        Treasurer and Principal
------------------------------
Gregory S. Houck                        Financial and Accounting
                                        Officer

*    Robert H. Wadsworth
     -------------------
By: Robert H. Wadsworth
       Attorney-in-fact